Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - Accounts Receivable [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 20,514,896	$ 16,952,637
Allowance for credit losses	(7,831,776)	(8,016,322)
Accounts receivable, net	$ 12,683,120	$ 8,936,315